Decommissioning liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [abstract]
Balance	$ 13,852	$ 13,977
Liabilities settled during the period	(1,424)	(468)
Interest cost	843	343
Revisions and new estimated cash flows	0	0
Balance	13,271	13,852
Less: current portion	(1,372)	(1,910)
Long-term decommissioning liability	$ 11,899	$ 11,942